LEASE - Operating lease cost reported in the consolidated statements (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating lease cost
Operating lease cost	$ 106,459	$ 64,594	$ 64,756